Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Net Capitalized Software Development Costs

	As of December 31,
	2017	2016
Capitalized software development costs	$101,081	$97,010
Accumulated amortization	(76,754)	(71,617)

Net capitalized software development costs	$24,327	$25,393